SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Share (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 23, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Beginning balance			$ 436,280,000	$ 436,280,000	$ 436,280,000	$ 436,280,000	$ 409,688,000
Ending balance		$ 436,280,000		436,280,000	436,280,000	436,280,000	436,280,000
Aurora Acquisition Corp
Temporary Equity [Line Items]
Adjustment to redemption value			16,999,995	16,999,995	287,884	3,625,617	0
Aurora Acquisition Corp | Class A Common Stock subject to possible redemption
Temporary Equity [Line Items]
Gross proceeds							243,002,870
Proceeds allocated to Public Warrants							(299,536)
Class A ordinary shares issuance costs							(13,647,105)
Adjustment to redemption value	$ 166	19,954	16,999,995				12,681,484
Beginning balance		2,181,658	246,628,487	246,628,487	$ 243,002,870	243,002,870
Remeasurement of Class A ordinary shares subject to redemption:						3,625,617
Ending balance		$ 2,201,612	$ 2,181,658	$ 2,201,612		$ 246,628,487	243,002,870
Aurora Acquisition Corp | Class A Common Stock subject to possible redemption | Over-allotment Option
Temporary Equity [Line Items]
Adjustment to redemption value							$ 1,265,157